Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of activities of the Company and its subsidiaries
Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited	100% owned by Adrie
Fortis Health Industrial Group Limited (“FHIG”)	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited (“XJJK)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company	100% owned by Roan HK
Yifu Health Industry (Ningbo) Co., Ltd. (“YFH”)	● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	100% owned by FHIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“ZSH”)

●     A PRC company

●     Incorporated on March 3, 2020

●     Registered capital of RMB 5 million

●     Engaged in providing services in health management, health big data management and blockchain technology-based health information management.

100% indirectly owned by FHIG
Ningbo Zeshi Insurance Technology Co. (“ZSIT”)	● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services.	100% indirectly owned by FHIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Zeshi”)

●     A PRC limited liability partnership

●     Incorporated on December 21, 2017

●     Acquired on November 29, 2019

●     Registered capital of $7,750,878 (RMB 51 million)

●     Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

100% indirectly owned by FHIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	65.0177% owned by Roan
Name	Background	Ownership
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“LXEM”)

●     A PRC limited liability company

●     Incorporated on July 3, 2015

●     Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

●     Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by FHIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“JYX”)

●     A PRC limited liability company

●     Incorporated on January 5, 2013

●     Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

●     Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

●     A PRC limited liability company

●     Incorporated on March 21, 2017

●     Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

●     Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“LXSC”)	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	100% owned by LAM